Investment in equity investees (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance at Beginning	¥ 1,184,196	¥ 1,447,472	¥ 1,282,758
Additions	773,863	138,209	303,220
Share of loss and other comprehensive income of equity investees	(57,923)	(50,643)	(25,640)
Less: disposals and transfers	(8,859)	(141,135)	(82,161)
Less: impairment losses	(34,629)	(165,197)	(86,618)
Transfer of the further share of loss of equity investee	20,465	0	0
Foreign currency translation adjustments	30,058	(44,510)	55,913
Balance at Ending	1,907,171	1,184,196	1,447,472
Investments Without Readily Determinable Fair Value [Member]
Balance at Beginning	1,092,080	1,260,776	1,099,119
Additions	60,336	34,737	268,535
Share of loss and other comprehensive income of equity investees	0	0	0
Less: disposals and transfers	(6,000)	(14,623)	(75,675)
Less: impairment losses	(17,040)	(143,974)	(86,618)
Transfer of the further share of loss of equity investee	0	0	0
Foreign currency translation adjustments	30,665	(44,836)	55,415
Balance at Ending	1,160,041	1,092,080	1,260,776
Equity method [Member]
Balance at Beginning	92,116	186,696	183,639
Additions	713,527	103,472	34,685
Share of loss and other comprehensive income of equity investees	(57,923)	(50,643)	(25,640)
Less: disposals and transfers	(2,859)	(126,512)	(6,486)
Less: impairment losses	(17,589)	(21,223)	0
Transfer of the further share of loss of equity investee	20,465	0	0
Foreign currency translation adjustments	(607)	326	498
Balance at Ending	¥ 747,130	¥ 92,116	¥ 186,696